Income Taxes - Deferred Tax Assets Not Recognized (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 1,616,283	$ 2,230,165
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	1,096,422	1,293,859
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	184,022	182,749
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	209,086	579,392
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	44,740	71,559
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	23,187	29,021
Marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	23,224	23,224
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	1,611	6,696
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	5,155	4,393
Capital lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	16,917	21,269
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 11,919	$ 18,003